Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 1,946	$ 5,238	$ (1,191)
Realized gain (loss) on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	1,939	5,238	(1,191)
Unrealized (loss) gain on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(15,442)	$ (5,790)	$ 4,094
Other comprehensive loss | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(110)
Interest and debt income (expense), net | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 7